Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of revenue
	2023	2022

Storage rental income	102,045,523	77,577,633
Reimbursable port charges (Note 7)	2,027,106	2,039,396
Ancillary services	1,623,019	1,923,747
	105,695,648	81,540,776